Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Service fees - net of allowances and discounts	$ 238,324,319	$ 218,449,704
Other revenue	7,301,666	2,594,903
Revenues	245,625,985	221,044,607
Operating expenses
Cost of operations, excluding depreciation and amortization (note 23)	205,634,606	193,336,730
Depreciation and amortization (notes 5 and 6)	17,060,151	13,491,369
Stock-based compensation (notes 13 and 16)	2,083,914	3,554,765
Operational financial instruments revaluation and other (gains) losses (note 21)	(4,129,473)	979,928
Total operating expenses	220,649,198	211,362,792
Income from operations	24,976,787	9,681,815
Other income and expenses
Interest expense (notes 11 and 12)	32,781,210	20,783,438
Other financial instruments revaluation and other (gains) losses (note 21)	22,386,827	1,497,734
Settlement costs and other (recoveries) (note 24)	2,324,151	(1,881,233)
Acquisition-related costs	1,079,255	3,403,160
Total other expenses	58,571,443	23,803,099
Loss before income taxes	(33,594,656)	(14,121,284)
Income tax provision (benefit) (note 14)	561,555	(2,797,559)
Net loss and comprehensive loss for the period	(34,156,211)	(11,323,725)
Non-controlling interests (note 25)	2,584,320	1,606,025
Net loss attributable to common shareholders	$ (36,740,531)	$ (12,929,750)
Net loss per share (note 20)
Basic and diluted	$ (0.52)	$ (0.19)